ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 81,618	$ 183,717
Accrued liabilities	14,274	44,981
Total	$ 95,892	$ 228,698